FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2022
Schedule of financial instruments
Schedule of changes in the fair value financial liabilities

	Level 3 Financial Liabilities for the Three Months Ended September 30, 2022
	Balance as of June 30, 2022	Realized (Gains) Losses	Additions	Settlements	Unrealized (Gains) Losses	Balance as of September 30, 2022
Liabilities:
Derivative Liabilities	$739,311	$80,130	$–	$(778,530)	$8,077	$48,988
Contingent Purchase Consideration	5,586,493	–	–	–	–	5,586,493
Total Liabilities	$6,325,804	$80,130	$–	$(778,530)	$8,077	$5,635,481

	Level 3 Financial Liabilities for the Nine Months Ended September 30, 2022
	Balance as of December 31, 2021	Realized (Gains) Losses	Additions	Settlements	Unrealized (Gains) Losses	Balance as of September 30, 2022
Liabilities:
Derivative Liabilities	$–	$119,754	$1,052,350	$(1,074,069)	$(49,047)	$48,988
Contingent Purchase Consideration	5,586,493	–	–	–	–	5,586,493
Total Liabilities	$5,586,493	$119,754	$1,052,350	$(1,074,069)	$(49,047)	$5,635,481